CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2018				100,784,001
Beginning Balance at Dec. 31, 2018	$ 111,891,213	$ 33,484,162	$ (99,088,568)	$ 46,286,807
Shares issued - Acquisition of mineral claims (Shares)				3,000,000
Shares issued - Acquisition of mineral claims	2,760,000			$ 2,760,000
Gross proceeds (Shares)				3,727,000
Gross proceeds	3,354,300			$ 3,354,300
Issuance costs	(341,660)			(341,660)
Flow-through premium	(857,210)			$ (857,210)
Exercise of stock options (shares)				125,000
Exercise of stock options	72,000			$ 72,000
Transfer of stock option value	30,070	(30,070)
Share-based payments		488,409		488,409
Loss and comprehensive loss			(1,766,448)	$ (1,766,448)
Ending Balance (shares) at Dec. 31, 2019				107,636,001
Ending Balance at Dec. 31, 2019	116,908,713	33,942,501	(100,855,016)	$ 49,996,198
Gross proceeds (Shares)				3,000,000
Gross proceeds	1,950,000			$ 1,950,000
Issuance costs	(104,490)			$ (104,490)
Allocation of warrant value	(351,000)	351,000
Gross proceeds (shares)				4,000,000
Gross proceeds	4,480,000			$ 4,480,000
Flow-through premium	(40,000)			(40,000)
Issuance costs	(74,657)			$ (74,657)
Equity offering (shares)				19,828,300
Equity offering	28,751,035			$ 28,751,035
Equity offering costs	(1,803,636)			$ (1,803,636)
Exercise of stock options (shares)				1,133,334
Exercise of stock options	854,834			$ 854,834
Transfer of stock option value	326,622	(326,622)
Share-based payments		650,867		650,867
Loss and comprehensive loss			(2,033,357)	$ (2,033,357)
Ending Balance (shares) at Dec. 31, 2020				135,597,635
Ending Balance at Dec. 31, 2020	$ 150,897,421	$ 34,617,746	$ (102,888,373)	$ 82,626,794